Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
DeepCube Ltd [Member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	$ 40,082
Equity instruments – with holdback restrictions	16,328
Replacement of share-based payment awards	734
Share price protection	9,550
Total consideration transferred	66,694
NanoFabrica Ltd [Member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	22,977
Deferred payment	1,123
Earn-out cash consideration – contingent consideration	1,367
Equity instruments (2,249,232 Ordinary Shares)	19,614
Equity instruments – with holdback restrictions	1,873
Replacement of share-based payment awards	171
Total consideration transferred	47,125
ESSEMTEC AG [Member]
Subsidiaries (Details) - Schedule of acquisition date fair value of each major class of consideration [Line Items]
Cash	15,152
Shareholder’s loans	(2,681)
Deferred payment	994
Earn-out cash consideration – contingent consideration	8,792
Total consideration transferred	$ 21,263